July 30, 1997


U.S. Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C. 20549-1004

Attention: Filing Desk

Re:  ReliaStar Select*Life Variable Account
     (Select*Life II)
     SEC File No. 33-57244
     CIK No. 0000897899

Gentlemen:

In accordance with the provisions of Securities Act Rule 497(j) this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above-captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 7 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on July 28, 1997 and will become effective on August 8, 1997.

Sincerely,

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT



By: /s/ Jeffrey A. Proulx
    Jeffrey A. Proulx
    Associate Counsel